Acquisition of aircraft - Schedule of future commitments related to aircraft acquisition (Detail) - Aircraft And Engines [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	$ 5,693,943
Less than one year [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	21,175
1-3 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	126,212
3-5 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	1,629,460
More than 5 years [member]
Disclosure of fair value measurement of assets [line items]
Aircraft acquisition commitments	$ 3,917,096